Expense Example, No Redemption	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 10 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A 1 Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A 3 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A 5 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A 10 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C 1 Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C 3 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C 5 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C 10 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I 1 Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I 3 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I 5 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I 10 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 1 Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 3 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 5 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 10 Years	Prospectus #3 Calvert Flexible Bond Fund Class A 1 Year	Prospectus #3 Calvert Flexible Bond Fund Class A 3 Years	Prospectus #3 Calvert Flexible Bond Fund Class A 5 Years	Prospectus #3 Calvert Flexible Bond Fund Class A 10 Years	Prospectus #3 Calvert Flexible Bond Fund Class C 1 Year	Prospectus #3 Calvert Flexible Bond Fund Class C 3 Years	Prospectus #3 Calvert Flexible Bond Fund Class C 5 Years	Prospectus #3 Calvert Flexible Bond Fund Class C 10 Years	Prospectus #3 Calvert Flexible Bond Fund Class I 1 Year	Prospectus #3 Calvert Flexible Bond Fund Class I 3 Years	Prospectus #3 Calvert Flexible Bond Fund Class I 5 Years	Prospectus #3 Calvert Flexible Bond Fund Class I 10 Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 1 Year	Prospectus #3 Calvert Flexible Bond Fund Class R6 3 Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 5 Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 10 Years	Prospectus #4 Calvert Global Real Estate Fund Class A 1 Year	Prospectus #4 Calvert Global Real Estate Fund Class A 3 Years	Prospectus #4 Calvert Global Real Estate Fund Class A 5 Years	Prospectus #4 Calvert Global Real Estate Fund Class A 10 Years	Prospectus #4 Calvert Global Real Estate Fund Class C 1 Year	Prospectus #4 Calvert Global Real Estate Fund Class C 3 Years	Prospectus #4 Calvert Global Real Estate Fund Class C 5 Years	Prospectus #4 Calvert Global Real Estate Fund Class C 10 Years	Prospectus #4 Calvert Global Real Estate Fund Class I 1 Year	Prospectus #4 Calvert Global Real Estate Fund Class I 3 Years	Prospectus #4 Calvert Global Real Estate Fund Class I 5 Years	Prospectus #4 Calvert Global Real Estate Fund Class I 10 Years	Prospectus #4 Calvert Global Real Estate Fund Class R6 1 Year	Prospectus #4 Calvert Global Real Estate Fund Class R6 3 Years	Prospectus #4 Calvert Global Real Estate Fund Class R6 5 Years	Prospectus #4 Calvert Global Real Estate Fund Class R6 10 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A 1 Year	Prospectus #5 Calvert Small/Mid-Cap Fund Class A 3 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A 5 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A 10 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class C 1 Year	Prospectus #5 Calvert Small/Mid-Cap Fund Class C 3 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class C 5 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class C 10 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class I 1 Year	Prospectus #5 Calvert Small/Mid-Cap Fund Class I 3 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class I 5 Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class I 10 Years
USD ($)	399	586	789	1,373	153	504	879	1,731	51	191	343	785	645	1,747	2,834	5,494	202	1,500	2,763	5,638	101	1,218	2,326	5,059	101	1,218	2,326	5,059	416	611	822	1,430	170	529	912	1,787	68	217	378	846	59	186	324	726	631	1,687	2,734	5,317	188	1,438	2,661	5,464	87	1,154	2,218	4,867	87	1,154	2,218	4,867	635	868	1,120	1,918	192	594	1,021	2,095	91	284	493	1,182